Change in accounting policy (Tables)	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Adjustments to Financial Position
As at September 30, 2017	As previously reported	Adjustment	Restated
Exploration and evaluation	$640,228	$(92,396)	$547,832
Mineral properties, net book value	35,075	(18,700)	16,375
Plant and equipment, net book value	277,637	598	278,235
Net decrease in assets		(110,498)
Deferred income taxes	$(58,193)	$24,562	$(33,631)
Net decrease in liabilities		(85,936)
Non-controlling interest	$(158,599)	$16,030	$(142,569)
Net decrease in equity		$(69,906)

Adjustments to Financial Results
For the three months ended September 30, 2017	As previously reported	Adjustment	Restated
Depreciation and depletion	$(15,987)	$50	$(15,937)
Exploration expenses	-	(12,223)	(12,223)
Income tax expense	(3,736)	687	(3,049)
Decrease in net income		$(11,486)
Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders	$(527)	$(11,037)	$(11,564)
Non-controlling interest	3,624	(449)	3,175
Weighted average shares outstanding (thousands)
Basic	302,075	-	302,075
Diluted	302,075	-	302,075
Loss per share attributable to Nevsun shareholders
Basic	$(0.00)	$(0.04)	$(0.04)
Diluted	(0.00)	(0.04)	(0.04)

Adjustments to Cash Flows
For the nine months ended September 30, 2017	As previously reported	Adjustment	Restated
Depreciation and depletion	$(42,239)	$383	$(41,856)
Exploration expenses	-	(40,545)	(40,545)
Income taxes	(6,756)	2,674	(4,082)
Decrease in net income		$(37,488)
Net loss and comprehensive income loss attributable to:
Nevsun shareholders	$(45,259)	$(35,742)	$(81,001)
Non-controlling interest	(18,971)	(1,746)	(20,717)
Weighted average shares outstanding (thousands)
Basic	301,943	-	301,943
Diluted	301,943	-	301,943
Loss per share attributable to Nevsun shareholders
Basic	$(0.15)	$(0.12)	$(0.27)
Diluted	(0.15)	(0.12)	(0.27)

For the three months ended September 30, 2017, the following adjustments were recorded to the consolidated statement of cash flows:

For the three months ended September 30, 2017	As previously reported	Adjustment	Restated
Net cash provided by (used in) operating activities	$10,018	$(12,223)	$(2,205)
Net cash used in investing activities	(23,416)	12,223	(11,193)
Net change in cash and cash equivalents		$-

For the nine months ended September 30, 2017, the following adjustments were recorded to the consolidated statement of cash flows:

For the nine months ended September 30, 2017	As previously reported	Adjustment	Restated
Net cash provided by (used in) operating activities	$27,264	$(40,545)	$(13,281)
Net cash used in investing activities	(56,466)	40,545	(15,921)
Net change in cash and cash equivalents		$-